Share Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2025
Share Incentive Plan [Abstract]
Schedule of Compensation Expense over the Vesting Period for each Separately Vesting Portion of the Awards

The Group measured the fair value of the awards as of the grant date and recognized the amount as a compensation expense over the vesting period for each separately vesting portion of the awards.

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
		Exercise	Grant Fair	Contractual	intrinsic
	Number of	Price	Value	Life	value
	awards	$ per share	$ per share	(in years)	$
Balances, January 1, 2024	9,959,100	1.83	1.91	7.44	11,596
Options granted	136,112	2.04	0.55	9.95
Options forfeited	(147,925)	2.18	3.85	7.60
Options expired	(1,700,611)	1.61	1.06	5.98
Options exercised	(131,268)	1.15	0.98	5.91
Balances, December 31, 2024	8,115,408	1.89	2.04	6.58	(8,054)
Options granted	-	-	-	-
Options forfeited	(114,300)	2.19	4.51	6.72
Options expired	(209,815)	2.16	3.97	6.41
Options cancelled	(3,200,000)	2.00	1.78	5.41
Balances, December 31, 2025	4,591,293	1.79	2.08	5.63	(6,035)
Vested but not exercised as of December 31, 2024	6,440,613	1.85	1.89	6.50
Vested but not exercised as of December 31, 2025	4,336,368	1.77	2.00	5.57

Schedule of Inputs to the Model Used

The fair value of awards granted during the Relevant Periods was estimated as of the grant date using a binomial option-pricing model, taking into account the terms and conditions upon which the awards were granted. The following table lists the inputs to the model used:

	Apr 21,	Dec 6,	June 3,	Dec 31,
	2023	2023	2024	2024
Dividend yield (%)	0.00	0.00	0.00	0.00
Expected volatility (%)	49.68	49.90	95.24	85.53
Risk-free interest rate (%)	3.98	4.30	4.19	4.82
Expected life of options (year)	10.00	10.00	10.00	10.00

The key assumptions used to calculate the grant-date fair values for these awards are summarized below:

Jan 1
Key Assumptions	2025

Grant date share price	0.90
Expected volatility	75.45%
Dividend yield	0.00%
Risk-free rate	4.77%

Schedule of Restricted Share Granted

The fair value of each restricted share granted with service conditions only is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

	Number of Restricted shares	Weighted Average Grant date
	Outstanding	Fair Value
		US$
Unvested at December 31, 2023	—
Granted	935,000	1.74
Vested	(15,000)	1.82
Unvested at December 31, 2024	920,000	1.74
Granted	1,344,000	0.85
Vested	(355,500)	1.57
Unvested at December 31, 2025	1,908,500	1.15

The fair value of the restricted share units with market conditions was measured at the grant date using a Monte Carlo Simulation model.

	Number of	Weighted
	Restricted shares	Average Grant date
	Outstanding	Fair Value
		US$
Unvested at January 1, 2025	—	—
Granted	2,400,000	0.53
Unvested at December 31, 2025	2,400,000	0.53